Share-based Compensation - Shares Outstanding under Stock Option Plans by Award Type (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	19,719,598	23,831,484	27,915,700
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	3,969,636	4,339,825	4,573,461
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	8,547,135	6,757,452	4,313,744
DBD Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	2,115,443	1,782,101	953,069